STOCK-BASED COMPENSATION (Tables) - 2013 Stock Incentive Plan [Member]	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock compensation activity

Stock compensation activity under the 2013 Plan for the three months ended December 31, 2020 follows:

			Weighted
		Weighted	Average
	Option	Average	Remaining	Aggregate
	Shares	Exercise	Contractual	Intrinsic
	Outstanding	Price	Term (years)	Value
Outstanding at September 30, 2020	18,248,346	$0.36	2.59	$79,330
Awarded	975,000	$0.17	—	—
Forfeited/Cancelled	(148,191)	$0.44	—	—
Outstanding at December 31, 2020	19,075,155	$0.35	2.61	$119,733
Vested at December 31, 2020	16,587,085	$0.37	2.64	$70,693
Vested and expected to vest at December 31, 2020	19,075,155	$0.35	2.61	$119,733

Stock compensation activity under the 2013 Plan for the year ended September 30, 2020 follows:

			Weighted
		Weighted	Average
	Option	Average	Remaining	Aggregate
	Shares	Exercise	Contractual	Intrinsic
	Outstanding	Price	Term (years)	Value
Outstanding at September 30, 2019	15,807,911	$0.40	3.14	$142,810
Awarded	3,375,000	$0.22	—	—
Forfeited/Cancelled	(934,565)	$0.44	—	—
Outstanding at September 30, 2020	18,248,346	$0.36	2.59	$79,330
Vested at September 30, 2020	16,077,006	$0.38	2.78	$69,305
Vested and expected to vest at September 30, 2020	18,248,346	$0.36	2.59	$79,330

Schedule of restricted stock activity

Restricted stock activity in shares under the 2013 Plan for the three months ended December 31, 2020 and 2019 follows:

	2020	2019
Non Vested at September 30, 2020 and 2019	—	965,000
Awarded	50,000	—
Vested	—	—
Forfeited	—	—
Non Vested at December 31, 2020 and 2019	50,000	965,000

Restricted stock activity in shares under the 2013 Plan for the years ended September 30, 2020 and 2019 follows:

	2020	2019
Non Vested at September 30, 2019 and 2018	965,000	2,815,000
Awarded	—	—
Vested	(965,000)	(1,850,000)
Forfeited	—	—
Non Vested at September 30, 2020 and 2019	—	965,000

Schedule of weighted average restricted stock award date fair value information

The weighted average restricted stock award date fair value information for the three months ended December 31, 2020 and 2019 follows:

	2020	2019
Non Vested at September 30, 2020 and 2019	$—	$0.57
Awarded	0.18	—
Vested	—	—
Forfeited	—	—
Non Vested at December 31, 2020 and 2019	$0.18	$0.57

The weighted average restricted stock award date fair value information for the years ended September 30, 2020 and 2019 follows:

	2020	2019
Non Vested at September 30, 2019 and 2018	$0.43	$0.57
Awarded	—	—
Vested	(0.43)	(0.64)
Forfeited	—	—
Non Vested at September 30, 2020 and 2019	$—	$0.43